Other assets	6 Months Ended
Jun. 30, 2023
Miscellaneous assets [abstract]
Other assets
5.9 Other assets
Other assets include the following:

in € thousand	June 30, 2023	December 31, 2022
R&D tax credit receivables	42,183	49,174
Advance payments	1,452	1,672
Tax receivables	2,915	9,066
Prepaid expenses	3,463	4,939
Contract costs	3,710	3,710
Consumables and supplies on stock	81	1,380
Miscellaneous current assets	7,032	451
OTHER NON-FINANCIAL ASSETS	60,836	70,391
Deposits	12,009	11,822
Miscellaneous financial assets	170	165
OTHER FINANCIAL ASSETS	12,179	11,988
OTHER ASSETS	73,015	82,378
Less non-current portion	7,933	8,299
CURRENT PORTION	65,082	74,079
Due to the short term nature of the financial instruments included in other assets, their carrying amount is considered to be the same as their fair value.
The decrease in R&D tax credit receivables is mainly related to the received research and development tax credit primarily in connection with the COVID-19, chikungunya and Lyme vaccine candidates. The reduction in tax receivables goes back to receipt of VAT claims. The increase in the miscellaneous current assets is mainly related to the deferred income from a partnering agreement with the Coalition for Epidemic Preparedness Innovations (CEPI) and with Scottish Enterprise. The deposits mainly relate to a deposit associated with a lease agreement.